Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Foreign Currency Exchange Rate Translation	US$1.00=RMB6.9646	US$1.00=RMB6.9646
Cash and cash equivalents	¥ 87,811,272		¥ 233,853,654				$ 12,608,229
Restricted cash balance	48,112		0				$ 6,908
Impairment of long-lived assets | $		$ 0		$ 0		$ 0
Contract liabilities	124,469,097		917,391,899
Contract liabilities as Revenue	804,875,532		4,241,270		¥ 1,165,716
Inventory write-down	184,073,191	$ 26,429,830	26,753,768		0
Advertising and promotion cost	10,901,200		992,996		¥ 108,567
Shipping and handling costs	¥ 4,233,084		¥ 371,769			$ 0